Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Restricted Cash
As of December 31, 2016 and 2015, the Company had the following restricted cash balances:

	Year Ended December 31,
(amounts in millions)	2016	2015
Restricted cash, current:
Cash deposits associated with certain letters of credit (1)	$41	$39
Pre-funded original issue discount on Tranche C Term Loan (2)	20	—
Interest earned on funds in escrow	1	—
	$62	$39
Restricted cash, long-term:
Restricted cash related to the issuance of the Tranche C Term Loan (2)	$2,000	$—
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(1)	Upon the Emergence Date, approximately $35 million of these deposits were returned to Dynegy.

(2)	Upon the close of the Delta Transaction, as defined herein, the proceeds from the issuance of the Tranche C Term Loan were released from escrow. Please read Note 14—Debt for further information.

Property, Plant and Equipment
The estimated economic service lives of our asset groups are as follows:

Asset Group	Range of Years
Power generation	1 to 36
Buildings and improvements	4 to 40
Office and other equipment	3 to 20
A summary of our property, plant and equipment is as follows:

(amounts in millions)	December 31, 2016	December 31, 2015
Power generation	$7,537	$8,178
Buildings and improvements	944	956
Office and other equipment	98	101
Property, plant and equipment	8,579	9,235
Accumulated depreciation	(1,458)	(888)
Property, plant and equipment, net	$7,121	$8,347

Schedule of Change in Asset Retirement Obligation
A summary of the changes related to our AROs is as follows:

	Year Ended December 31,
(amounts in millions)	2016	2015
Balance at beginning of year	$280	$224
Accretion expense	20	21
Liabilities incurred	—	4
Liabilities settled	(1)	(4)
Revision of previous estimate (1)	(12)	(57)
Acquisitions	—	92
Balance at end of year	$287	$280
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(1)	Based on management’s review and assessment of CCR compliance timing and site-specific analysis.

Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following table provides a summary of the effects of the adoption of these standards.

	Year Ended December 31,
(amounts in millions)	2016	2015	2014
CASH FLOWS FROM OPERATING ACTIVITIES:
As previously reported	$676	$94	$163
Prepayments for future planned outage work performed under long-term service agreements	(33)	26	(7)
Changes in restricted cash	2	(26)	65
As currently reported	$645	$94	$221

CASH FLOWS FROM INVESTING ACTIVITIES:
As previously reported	$(2,147)	$(1,194)	$(5,262)
Prepayments for future planned outage work performed under long-term service agreements	33	(26)	7
Changes in restricted cash	2,021	(5,148)	5,148
As currently reported	$(93)	$(6,368)	$(107)